Summary of Significant Accounting Policies - Intangible Assets Subject to Amortization (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Accounting Policies [Abstract]
Impairment of intangible assets (excluding goodwill)	$ 0	$ 0	$ 0	$ 0